Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Less: accumulated amortization	$ (33,559)	$ (140,951)
Intangible assets, net	17,539	912,054
Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, net	40,283	1,041,872
Trademark and License [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, net	$ 10,815	$ 11,133